Commitments and Contingencies - Schedule Of Future Minimum Operating Lease Payments (Detail) (CNY) In Thousands, unless otherwise specified	Dec. 31, 2012
Operating Leased Assets [Line Items]
2013	49,166
2014	9,307
2015	5,320
2016	4,125
2017	3,947
Thereafter	846
Total	72,711
Publication fees [Member]
Operating Leased Assets [Line Items]
2013	23,228
2014	150
2015
2016
2017
Thereafter
Total	23,378
Operating lease - Office premises [Member]
Operating Leased Assets [Line Items]
2013	24,075
2014	8,953
2015	5,320
2016	4,125
2017	3,947
Thereafter	846
Total	47,266
Operating lease - Others [Member]
Operating Leased Assets [Line Items]
2013	1,863
2014	204
2015
2016
2017
Thereafter
Total	2,067